Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,545,000
Previously Paid Amount	0.00
Total Fee Amount	542.74
Total Offset Amount	0.00
Net Fee	542.74
Narrative - Max Aggregate Offering Price	$ 3,545,000
Final Prospectus	true